OPERATING SEGMENTS	9 Months Ended
Jun. 30, 2026
OPERATING SEGMENTS

5.	OPERATING SEGMENTS

The Company has one reportable operating segment. The Chief Executive Officer, who is the chief operating decision-maker, reviews the Company’s operations and performance on an aggregate basis.

For the three- and nine-month periods ended June 30, 2026 and June 30, 2025, substantially all revenue was generated from Bitcoin mining conducted in Norway through Exanorth AS. Non-current assets are located primarily in Norway, with smaller balances relating to development properties and projects in the United States and Finland.